Shareholder Report, Holdings (Details) - C000243319	Jun. 30, 2024
31846V567 | First American Government Obligations Fund Class Z, Class Z
Holdings [Line Items]
Percent of Net Asset Value	27.20%
316175108 | Fidelity Government Portfolio Class I, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	18.90%
46138G649 | Invesco Nasdaq 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	13.40%
808524797 | Schwab US Dividend Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	10.90%
09661T107 | BNY Mellon US Large Cap Core Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
92206C680 | Vanguard Russell 1000 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
922908744 | Vanguard Value ETF
Holdings [Line Items]
Percent of Net Asset Value	5.30%
921908844 | Vanguard Dividend Appreciation ETF
Holdings [Line Items]
Percent of Net Asset Value	2.70%
78464A854 | SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	51.40%